UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21624
Allianz Variable Insurance Products Fund of Funds Trust
(Exact name of registrant as specified in charter)

5701 Golden Hills Drive, Minneapolis, MN 55416 -1297

(Address of principal executive offices) (Zip code)
Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219-8006
(Name and address of agent for service)
Registrant’s telephone number, including area code: 800-624-0197
Date of fiscal year end: December 31
Date of reporting period: September 30, 2007

Item 1. Schedule of Investments.
ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Balanced Fund

Schedule of Portfolio Investments (Unaudited)	September 30, 2007

	Security	Fair
Shares	Description	Value
Affiliated Investment Companies (97.7%):

505,087	AZL AIM International Equity Fund	$10,283,581
1,358,671	AZL Davis NY Venture Fund	19,632,792
343,169	AZL Franklin Small Cap Value Fund	6,111,836
1,358,338	AZL Jennison 20/20 Focus Fund	20,307,158
1,690,460	AZL Legg Mason Value Fund *	22,415,497
804,482	AZL LMP Large Cap Growth Fund	10,329,552
979,772	AZL NACM International Fund *	9,954,489
293,820	AZL Neuberger Berman Regency Fund	3,126,248
210,904	AZL OCC Opportunity *	3,285,885
801,549	AZL Oppenheimer Developing Markets Fund	10,836,942
929,087	AZL PIMCO Fundamental IndexPLUS Total Return Fund	10,080,589
827,724	AZL Schroder International Small Cap Fund *	8,103,415
247,853	AZL Turner Quantitative Small Cap Growth Fund *	3,227,051
1,346,655	AZL Van Kampen Comstock Fund	16,079,064
542,657	AZL Van Kampen Global Real Estate Fund	6,696,385
572,622	AZL Van Kampen Mid Cap Growth Fund	8,950,089
582,963	PIMCO PVIT Commodity Real Return Fund	7,269,543
1,212,795	PIMCO PVIT Emerging Markets Bond Fund	16,906,368
2,548,836	PIMCO PVIT Global Bond Fund	31,834,967
2,039,122	PIMCO PVIT High Yield Fund	16,659,625
1,990,914	PIMCO PVIT Real Return Fund	24,189,604
6,734,485	PIMCO PVIT Total Return Fund	68,893,781
198,479	Premier VIT OpCap Mid Cap Fund	3,288,797

Total Affiliated Investment Companies (Cost $315,334,536)		338,463,258

Non-Affiliated Investment Companies (2.6%):
544,723	Deutsche IGAP Investment Trust *	9,026,068

Total Non-Affiliated Investment Companies (Cost $8,358,843)		9,026,068

Total Investment Securities (Cost $323,693,379) (a) — 100.3%		347,489,326
Net Other Assets (Liabilities) — (0.3)%		(1,025,276)

NET ASSETS — 100.0%		$346,464,050

Percentages indicated are based on net assets as of September 30, 2007.

*	Non-income producing.

(a)	Cost for federal income tax purposes is $326,746,029. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$24,984,952
Unrealized depreciation	(4,241,655)

Net unrealized appreciation	$20,743,297

See accompanying notes to the schedule of portfolio investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Growth Fund

Schedule of Portfolio Investments (Unaudited)	September 30, 2007

	Security	Fair
Shares	Description	Value
Affiliated Investment Companies (97.5%):

1,629,435	AZL AIM International Equity Fund	$33,175,289
5,845,688	AZL Davis NY Venture Fund	84,470,191
2,214,616	AZL Franklin Small Cap Value Fund	39,442,302
6,575,261	AZL Jennison 20/20 Focus Fund	98,300,148
8,573,898	AZL Legg Mason Value Fund *	113,689,886
5,192,072	AZL LMP Large Cap Growth Fund	66,666,200
3,162,626	AZL NACM International Fund *	32,132,279
2,844,379	AZL Neuberger Berman Regency Fund	30,264,187
1,020,713	AZL OCC Opportunity *	15,902,711
2,585,421	AZL Oppenheimer Developing Markets Fund	34,954,887
1,039,365	AZL Oppenheimer International Growth Fund *	22,128,087
2,997,389	AZL PIMCO Fundamental IndexPLUS Total Return Fund	32,521,667
4,275,594	AZL Schroder International Small Cap Fund *	41,858,062
1,199,080	AZL Turner Quantitative Small Cap Growth Fund *	15,612,016
8,692,029	AZL Van Kampen Comstock Fund	103,782,827
3,501,129	AZL Van Kampen Global Real Estate Fund	43,203,926
2,956,594	AZL Van Kampen Mid Cap Growth Fund	46,211,558
3,764,955	PIMCO PVIT Commodity Real Return Fund	46,948,990
2,349,629	PIMCO PVIT Emerging Markets Bond Fund	32,753,832
2,743,529	PIMCO PVIT Global Bond Fund	34,266,676
1,836,844	PIMCO PVIT Real Return Fund	22,317,658
6,524,415	PIMCO PVIT Total Return Fund	66,744,769
1,280,548	Premier VIT OpCap Mid Cap Fund	21,218,684

Total Affiliated Investment Companies (Cost $982,370,510)		1,078,566,832

Non-Affiliated Investment Companies (2.6%):
1,758,093	Deutsche IGAP Investment Trust *	29,131,602

Total Non-Affiliated Investment Companies (Cost $26,990,530)		29,131,602

Total Investment Securities (Cost $1,009,361,040)(a) - 100.1%		1,107,698,434
Net Other Assets (Liabilities) - (0.1)%		(1,274,601)

NET ASSETS — 100.0%		$1,106,423,833

Percentages indicated are based on net assets as of September 30, 2007.

*	Non-income producing.

(a)	Cost for federal income tax purposes is $1,016,414,218. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$103,182,824
Unrealized depreciation	(11,898,608)

Net unrealized appreciation	$91,284,216

See accompanying notes to the schedule of portfolio investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Moderate Fund

Schedule of Portfolio Investments (Unaudited)	September 30, 2007

	Security	Fair
Shares	Description	Value
Affiliated Investment Companies (97.2%):

1,172,589	AZL AIM International Equity Fund	$23,873,905
3,683,836	AZL Davis NY Venture Fund	53,231,433
1,195,262	AZL Franklin Small Cap Value Fund	21,287,625
3,943,968	AZL Jennison 20/20 Focus Fund	58,962,318
5,047,649	AZL Legg Mason Value Fund *	66,931,832
3,117,310	AZL LMP Large Cap Growth Fund	40,026,256
2,654,733	AZL NACM International Fund *	26,972,085
1,363,089	AZL Neuberger Berman Regency Fund	14,503,262
490,047	AZL OCC Opportunity *	7,634,931
1,859,436	AZL Oppenheimer Developing Markets Fund	25,139,579
2,159,851	AZL PIMCO Fundamental IndexPLUS Total Return Fund	23,434,380
2,306,629	AZL Schroder International Small Cap Fund *	22,581,898
575,481	AZL Turner Quantitative Small Cap Growth Fund *	7,492,762
4,382,988	AZL Van Kampen Comstock Fund	52,332,880
1,889,807	AZL Van Kampen Global Real Estate Fund	23,320,222
1,597,694	AZL Van Kampen Mid Cap Growth Fund	24,971,964
2,035,130	PIMCO PVIT Commodity Real Return Fund	25,378,072
1,693,686	PIMCO PVIT Emerging Markets Bond Fund	23,609,978
3,961,550	PIMCO PVIT Global Bond Fund	49,479,754
2,847,290	PIMCO PVIT High Yield Fund	23,262,358
3,314,208	PIMCO PVIT Real Return Fund	40,267,626
10,986,371	PIMCO PVIT Total Return Fund	112,390,579
921,605	Premier VIT OpCap Mid Cap Fund	15,270,995

Total Affiliated Investment Companies (Cost $723,870,291)		782,356,694

Non-Affiliated Investment Companies (2.6%):
1,262,671	Deutsche IGAP Investment Trust *	20,922,451

Total Non-Affiliated Investment Companies (Cost $19,383,437)		20,922,451

Total Investment Securities (Cost $743,253,728) (a) - 99.8%		803,279,145
Net Other Assets (Liabilties) - 0.2%		1,327,165

NET ASSETS - 100.0%		$804,606,310

Percentages indicated are based on net assets as of September 30, 2007.

*	Non-income producing.
(a)	Cost for federal income tax purposes is $748,148,056. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$63,778,031
Unrealized depreciation	(8,646,942)

Net unrealized appreciation	$55,131,089

See accompanying notes to the schedule of portfolio investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
NOTES TO THE SCHEDULE OF PORTFOLIO INVESTMENTS
SEPTEMBER 30, 2007 (Unaudited)
1. Organization
The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Trust consists of three separate investment portfolios, the AZL Fusion Balanced Fund, the AZL Fusion Growth Fund and the AZL Fusion Moderate Fund (individually a “Fund” and collectively, the “Funds”), each of which is a series of the Trust.
The Funds are “fund of funds”, which means that the Funds invests in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. Periodically, the Funds will adjust its asset allocation as it seeks to achieve its investment objective.
The Trust is authorized to issue an unlimited number of shares of the Funds without par value. Shares of the Funds are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds may enter into contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of its schedules of portfolio investments (“Schedules”). The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the Schedules requires management to make certain estimates and assumptions that affect the reported amounts at the date of the Schedules. Actual results could differ from those estimates.
Security Valuation
Investments in other mutual funds are valued at the respective net asset values as reported by such funds. Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available or deemed unreliable are valued at fair value as determined in good faith by the Board of Trustees (“Trustees”) or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the New York Stock Exchange (4 PM Eastern Time).
Investment Transactions
Investment transactions are recorded no later than one business day following the trade date. For financial reporting purposes, investment transactions are recorded on trade date of the last business day of the reporting period.

Item 2. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Allianz Variable Insurance Products Fund of Funds Trust

By (Signature and Title)*	/s/ Troy A. Sheets
Troy A. Sheets
Treasurer
Date  November 26, 2007
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jeffrey Kletti
Jeffrey Kletti
President
Date  November 26, 2007

By (Signature and Title)*	/s/ Troy A. Sheets
Troy A. Sheets
Treasurer
Date  November 26, 2007

*	Print the name and title of each signing officer under his or her signature.